(Vanguard Institutional Total Stock Market Index Fu Institutional) (Vanguard Institutional Total Stock Market Index Fu)	12 Months Ended
Dec. 31, 2011
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.007%
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.007%